Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity [Abstract]
Earnings per share
Computation for basic and diluted (loss) earnings per share from continuing operations:

	2022	2021
(Loss) earnings - continuing operations	$(77,209)	$446,949
Dilutive impact related to the RSU plan	—	(1,022)
Dilutive impact related to the PSU plan	(5,580)	(4,291)
Diluted (loss) earnings - continuing operations for diluted (loss) earnings per share	$(82,789)	$441,636

Basic weighted average common shares (in thousands)	265,091	296,630
Dilutive impact of stock options (in thousands)	—	633
Dilutive impact related to the RSU plan (in thousands)	—	1,024
Dilutive impact related to the PSU plan (in thousands)	1,207	—
Diluted weighted average common shares (in thousands)	266,298	298,287

(Loss) earnings per share - continuing operations:
Basic	$(0.29)	$1.51
Diluted	$(0.31)	$1.48
Computation for basic and diluted loss per share from discontinued operations:

	2022	2021
Net loss from discontinued operations	$—	$(828,717)
Basic and diluted weighted average common shares (in thousands)	—	296,630

Loss per share from discontinued operations - basic and diluted	$—	$(2.79)
Computation for basic and diluted loss per share:

	2022	2021
Net loss	$(77,209)	$(381,768)
Dilutive impact related to the PSU plan	(5,580)	—
Diluted loss	$(82,789)	$(381,768)

Basic weighted average common shares (in thousands)	265,091	296,630
Dilutive impact related to the PSU plan (in thousands)	1,207	—
Diluted weighted average common shares (in thousands)	266,298	296,630

Loss per share:
Basic	$(0.29)	$(1.29)
Diluted	$(0.31)	$(1.29)

Disclosure of antidilutive securities
Anti-dilutive securities, excluded from the calculation, are summarized below:

	2022	2021
RSUs and stock options excluded from (loss) earnings per share from continuing operations (in thousands)	1,156	—
RSUs and stock options excluded from loss per share (in thousands)	1,156	1,657

Disclosure of share-based payment arrangements
The impact of share-based compensation as of and for the years ended December 31, 2022 and 2021 is summarized as follows:

	2022		2021
	Expense	Liability	Expense	Liability
Stock options	$875	$—	$1,676	$—
Performance share units	(1,355)	1,113	(1,654)	7,054
Deferred share units	(399)	2,363	(874)	2,936
Restricted share units	1,649	1,086	2,215	1,454
	$770	$4,562	$1,363	$11,444

Disclosure of number and weighted average exercise prices of share options
Centerra’s stock options transactions during the year ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Balance, January 1	3,223,475	C$	9.23	3,335,399	C$	7.97
Granted	1,568,800	6.94		883,981	12.22
Forfeited	(463,514)	(12.20)		(239,849)	(10.75)
Exercised	(558,689)	(6.14)		(756,056)	(6.68)
Outstanding, end of year	3,770,072	C$	8.37	3,223,475	C$	9.23
Options exercisable, end of year	1,670,056	C$	8.45	1,615,829	C$	7.37

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information related to share options outstanding at December 31, 2022:

	Share options outstanding			Share options exercisable
Range	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price
C$6.05 - C$6.75	661,980	3.10	$6.53	661,980	3.10	$6.53
C$6.76 - C$6.86	329,429	3.18	6.77	329,429	3.18	6.77
C$6.87 - C$7.05	1,561,466	7.88	6.94	—	—	—
C$7.06 - C$12.37	752,588	5.04	11.04	368,913	3.81	9.92
C$12.38 - C$17.98	464,609	5.37	12.57	309,734	5.37	12.57
Total	3,770,072	5.75	$8.37	1,670,056	3.69	$8.45

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The Company used the Black-Scholes Option Pricing Model to estimate fair value of stock options using the following weighted average assumptions:

	2022	2021
Expected stock price volatility	48.98% - 49.13%	50.06% - 56.35%
Risk-free interest rate	3.61% - 3.80%	0.29% - 0.90%
Expected life (in years)	4.0 - 5.0	2.0 - 5.0
Expected dividend yield	5.19% - 5.52%	1.61%
Exercise price	$6.94	$12.22

Disclosure of number and weighted average exercise prices of other equity instruments
Centerra’s PSU plan transactions during the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, January 1	1,377,408	1,862,267
Granted	873,123	545,898
Exercised	(675,729)	(748,593)
Forfeited	(368,185)	(282,164)
Balance, December 31	1,206,617	1,377,408
Centerra’s DSU plan transactions during the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, January 1	382,848	319,746
Granted	70,846	63,102
Exercised	—	—
Balance, December 31	453,694	382,848
Centerra’s RSU plan transactions during the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, January 1	939,676	951,471
Granted	370,369	444,075
Redeemed	(290,098)	(455,870)
Forfeited	(23,292)	—
Balance, December 31	996,655	939,676